                                    FORM 13F
                                                           ---------------------
                                                                  (SEC USE ONLY)
Page     of                                                --------------------

                 Name of Reporting Manager: HAMBRECHT & QUIST CAPITAL MANAGEMENT

--------------------------------------------------------------------------------------------------------------
                                                                                                 Item 5:
                Item 1:                       Item 2:          Item 3:         Item 4:          Shares of
             Name of Issuer               Title of Class        CUSIP        Fair Market        Principal
                                                               Number           Value            Amount
--------------------------------------------------------------------------------------------------------------
Affymetrix                               Common                  00826T108       7,443,750        100,000
--------------------------------------------------------------------------------------------------------------
Amgen                                    Common                  031162100       9,590,625        150,000
--------------------------------------------------------------------------------------------------------------
Aradigm                                  Common                  038505103       5,118,750        350,000
--------------------------------------------------------------------------------------------------------------
ATS Medical                              Common                  002083103       9,028,414        636,364
--------------------------------------------------------------------------------------------------------------
Biofield                                 Common                  090591207         246,054        878,766
--------------------------------------------------------------------------------------------------------------
Biofield (restricted)                    Common                  090591207         220,000      1,000,000
--------------------------------------------------------------------------------------------------------------
Biopure                                  Common                  09065H915       3,394,920        169,746
--------------------------------------------------------------------------------------------------------------
BioTransplant                            Common                  09066Y107       6,190,008        712,519
--------------------------------------------------------------------------------------------------------------
Biovail                                  Common                  09067K106      35,785,156        921,348
--------------------------------------------------------------------------------------------------------------
Calypte Biomedical                       Common                  131722100       1,145,273      1,093,993
--------------------------------------------------------------------------------------------------------------
Catalytica Energy Systems                Common                  148884109       2,216,900        128,515
--------------------------------------------------------------------------------------------------------------
Celgene                                  Common                  151020104      22,425,000        690,000
--------------------------------------------------------------------------------------------------------------
Cor Therapeutics                         Common                  217753102      10,556,250        300,000
--------------------------------------------------------------------------------------------------------------
Corixa                                   Common                  21887F100      10,911,947        391,460
--------------------------------------------------------------------------------------------------------------
Cubist Pharmaceuticals                   Common                  229990981      27,782,145        958,005
--------------------------------------------------------------------------------------------------------------
Curis                                    Common                  231269101       3,023,579        340,685
--------------------------------------------------------------------------------------------------------------
CV Therapeutics                          Common                  126667104      38,651,220        546,307
--------------------------------------------------------------------------------------------------------------
Cytyc                                    Common                  232946103      18,441,047        294,762
--------------------------------------------------------------------------------------------------------------
Digene                                   Common                  253752109      10,278,125        230,000
--------------------------------------------------------------------------------------------------------------
Dyax (Restricted)                        Common                  26746E103       8,863,060        546,765
--------------------------------------------------------------------------------------------------------------
Emisphere Technologies                   Common                  291345106       3,775,000        151,000
--------------------------------------------------------------------------------------------------------------
Envirogen                                Common                  294040100          20,833         20,833
--------------------------------------------------------------------------------------------------------------
EP MedSystems                            Common                  26899B914       2,351,562      1,075,000
--------------------------------------------------------------------------------------------------------------
Exelixis  (Restricted)                   Common                  30161Q104       3,277,120        224,000
--------------------------------------------------------------------------------------------------------------
Focal                                    Common                  343909107         305,974        271,977
--------------------------------------------------------------------------------------------------------------
Gene Logic                               Common                  368689105       4,134,375        225,000
--------------------------------------------------------------------------------------------------------------
Genzyme                                  Common                  372917104      17,312,968        192,500
--------------------------------------------------------------------------------------------------------------
Genzyme Biosurgery                       Common                  372917708       1,700,291        195,717
--------------------------------------------------------------------------------------------------------------
Gilead Sciences                          Common                  37555B103      29,580,405        356,659
--------------------------------------------------------------------------------------------------------------
IDEXX Laboratories                       Common                  45168D104       5,500,000        250,000
--------------------------------------------------------------------------------------------------------------
ImClone Systems                          Common                  45245W109      23,980,000        545,000
--------------------------------------------------------------------------------------------------------------
Interpore Cross                          Common                  46062W107       1,496,250        380,000
--------------------------------------------------------------------------------------------------------------
KeraVision                               Common                  648990992          70,876        206,185
--------------------------------------------------------------------------------------------------------------
Landec                                   Common                  514766104       1,480,758        526,492
--------------------------------------------------------------------------------------------------------------
Lynx Therapeutics                        Common                  551812308       3,375,000        375,000
--------------------------------------------------------------------------------------------------------------
Martek Biosciences                       Common                  572901106       9,557,744        780,224
--------------------------------------------------------------------------------------------------------------
MedImmune                                Common                  584699102      15,736,875        330,000
--------------------------------------------------------------------------------------------------------------
Molecular Devices                        Common                  60851C107      19,899,435        290,768
--------------------------------------------------------------------------------------------------------------
Quintiles Transnational                  Common                  748767100       3,201,343        152,900
--------------------------------------------------------------------------------------------------------------
Radiance Medical                         Common                  750241101       1,650,000        330,000
--------------------------------------------------------------------------------------------------------------
Scios                                    Common                  808905103      12,404,375        557,500
--------------------------------------------------------------------------------------------------------------
Sepracor                                 Common                  817315104      28,615,682        357,138
--------------------------------------------------------------------------------------------------------------
Telik (Restricted)                       Common                  87959M109       3,313,330        666,666
--------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                    Item 6:
                                             Investment Discretion                                          Item 8:
                Item 1:                -----------------------------------       Item 7:           Voting Authority (Shares)
             Name of Issuer                       (b) Shared-                   Managers      --------------------------------------
                                       (a) Sole    As Defined   (c) Shared-   See Instr. V    (a) Sole    (b) Shared     (c) None
                                                  in Instr. V      Other
------------------------------------------------------------------------------------------------------------------------------------
Affymetrix                                X                                        NA            X
------------------------------------------------------------------------------------------------------------------------------------
Amgen                                     X                                        NA            X
------------------------------------------------------------------------------------------------------------------------------------
Aradigm                                   X                                        NA            X
------------------------------------------------------------------------------------------------------------------------------------
ATS Medical                               X                                        NA            X
------------------------------------------------------------------------------------------------------------------------------------
Biofield                                  X                                        NA            X
------------------------------------------------------------------------------------------------------------------------------------
Biofield (restricted)                     X                                        NA            X
------------------------------------------------------------------------------------------------------------------------------------
Biopure                                   X                                        NA            X
------------------------------------------------------------------------------------------------------------------------------------
BioTransplant                             X                                        NA            X
------------------------------------------------------------------------------------------------------------------------------------
Biovail                                   X                                        NA            X
------------------------------------------------------------------------------------------------------------------------------------
Calypte Biomedical                        X                                        NA            X
------------------------------------------------------------------------------------------------------------------------------------
Catalytica Energy Systems                 X                                        NA            X
------------------------------------------------------------------------------------------------------------------------------------
Celgene                                   X                                        NA            X
------------------------------------------------------------------------------------------------------------------------------------
Cor Therapeutics                          X                                        NA            X
------------------------------------------------------------------------------------------------------------------------------------
Corixa                                    X                                        NA            X
------------------------------------------------------------------------------------------------------------------------------------
Cubist Pharmaceuticals                    X                                        NA            X
------------------------------------------------------------------------------------------------------------------------------------
Curis                                     X                                        NA            X
------------------------------------------------------------------------------------------------------------------------------------
CV Therapeutics                           X                                        NA            X
------------------------------------------------------------------------------------------------------------------------------------
Cytyc                                     X                                        NA            X
------------------------------------------------------------------------------------------------------------------------------------
Digene                                    X                                        NA            X
------------------------------------------------------------------------------------------------------------------------------------
Dyax (Restricted)                         X                                        NA            X
------------------------------------------------------------------------------------------------------------------------------------
Emisphere Technologies                    X                                        NA            X
------------------------------------------------------------------------------------------------------------------------------------
Envirogen                                 X                                        NA            X
------------------------------------------------------------------------------------------------------------------------------------
EP MedSystems                             X                                        NA            X
------------------------------------------------------------------------------------------------------------------------------------
Exelixis  (Restricted)                    X                                        NA            X
------------------------------------------------------------------------------------------------------------------------------------
Focal                                     X                                        NA            X
------------------------------------------------------------------------------------------------------------------------------------
Gene Logic                                X                                        NA            X
------------------------------------------------------------------------------------------------------------------------------------
Genzyme                                   X                                        NA            X
------------------------------------------------------------------------------------------------------------------------------------
Genzyme Biosurgery                        X
------------------------------------------------------------------------------------------------------------------------------------
Gilead Sciences                           X                                        NA            X
------------------------------------------------------------------------------------------------------------------------------------
IDEXX Laboratories                        X                                        NA            X
------------------------------------------------------------------------------------------------------------------------------------
ImClone Systems                           X                                        NA            X
------------------------------------------------------------------------------------------------------------------------------------
Interpore Cross                           X                                        NA            X
------------------------------------------------------------------------------------------------------------------------------------
KeraVision                                X                                        NA            X
------------------------------------------------------------------------------------------------------------------------------------
Landec                                    X                                        NA            X
------------------------------------------------------------------------------------------------------------------------------------
Lynx Therapeutics                         X                                        NA            X
------------------------------------------------------------------------------------------------------------------------------------
Martek Biosciences                        X                                        NA            X
------------------------------------------------------------------------------------------------------------------------------------
MedImmune                                 X                                        NA            X
------------------------------------------------------------------------------------------------------------------------------------
Molecular Devices                         X                                        NA            X
------------------------------------------------------------------------------------------------------------------------------------
Quintiles Transnational                   X                                        NA            X
------------------------------------------------------------------------------------------------------------------------------------
Radiance Medical                          X
------------------------------------------------------------------------------------------------------------------------------------
Scios                                     X                                        NA            X
------------------------------------------------------------------------------------------------------------------------------------
Sepracor                                  X                                        NA            X
------------------------------------------------------------------------------------------------------------------------------------
Telik (Restricted)                        X                                        NA            X
------------------------------------------------------------------------------------------------------------------------------------

                                    FORM 13F
                                                           ---------------------
                                                                  (SEC USE ONLY)
Page     of                                                --------------------

                 Name of Reporting Manager: HAMBRECHT & QUIST CAPITAL MANAGEMENT

--------------------------------------------------------------------------------------------------------------
                                                                                                 Item 5:
                Item 1:                       Item 2:          Item 3:         Item 4:          Shares of
             Name of Issuer               Title of Class        CUSIP        Fair Market        Principal
                                                               Number           Value            Amount
--------------------------------------------------------------------------------------------------------------
Teva Pharmaceutical Industries           Common                  881624209       7,325,000        100,000
--------------------------------------------------------------------------------------------------------------
Transkaryotic Therapies                  Common                  893735100       8,163,821        224,050
--------------------------------------------------------------------------------------------------------------
Tularik                                  Common                  899165104      11,934,109        405,405
--------------------------------------------------------------------------------------------------------------
Verdant Brands                           Common                  923366108           2,470         38,000
--------------------------------------------------------------------------------------------------------------
Versicor (Restricted)                    Common                  925314106       6,773,708      1,046,941
--------------------------------------------------------------------------------------------------------------
             COLUMN TOTALS                                                     458,251,527
--------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                    Item 6:
                                             Investment Discretion                                          Item 8:
                Item 1:                -----------------------------------       Item 7:           Voting Authority (Shares)
             Name of Issuer                       (b) Shared-                   Managers      --------------------------------------
                                       (a) Sole    As Defined   (c) Shared-   See Instr. V    (a) Sole    (b) Shared     (c) None
                                                  in Instr. V      Other
------------------------------------------------------------------------------------------------------------------------------------
Teva Pharmaceutical Industries            X                                        NA            X
------------------------------------------------------------------------------------------------------------------------------------
Transkaryotic Therapies                   X                                        NA            X
------------------------------------------------------------------------------------------------------------------------------------
Tularik                                   X                                        NA            X
------------------------------------------------------------------------------------------------------------------------------------
Verdant Brands                            X                                        NA            X
------------------------------------------------------------------------------------------------------------------------------------
Versicor (Restricted)                     X                                        NA            X
------------------------------------------------------------------------------------------------------------------------------------
             COLUMN TOTALS
------------------------------------------------------------------------------------------------------------------------------------